Nationwide Bond Index Fund
Summary Prospectus February 28, 2022

Class/Ticker A GBIAX C GBICX R n/a R6 GBXIX Institutional Service Class NWXOX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, each dated February 28, 2022 (as may be supplemented or revised), are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective
The Nationwide Bond Index Fund seeks to match the performance of the Bloomberg U.S. Aggregate Bond Index (“Aggregate Bond Index”) as closely as possible before the deduction of Fund expenses.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 41 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 99 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
Shareholder Fees (fees paid directly from your investment)
	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	2.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Management Fees	0.18%	0.18%	0.18%	0.18%	0.18%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	0.25%	0.16%	0.33%	0.08%	0.33%
Total Annual Fund Operating Expenses	0.68%	1.34%	1.01%	0.26%	0.51%
Fee Waiver/Expense Reimbursement(1)	(0.04)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.64%	1.30%	0.97%	0.22%	0.47%
(1)  Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.22% until at least February 28, 2023. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
SP-BDX (2/22)
Summary Prospectus February 28, 2022

Nationwide Bond Index Fund

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$289	$434	$591	$1,049
Class C Shares	232	421	730	1,609
Class R Shares	99	318	554	1,233
Class R6 Shares	23	80	142	327
Institutional Service Class Shares	48	160	281	637
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$132	$421	$730	$1,609
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 151.19% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the Aggregate Bond Index before the deduction of Fund expenses. The Aggregate Bond Index represents a wide spectrum of public, investment grade, fixed-income securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed securities. Some of these securities may be purchased with delayed delivery. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of bonds and other fixed-income securities that are included in or correlated with the Aggregate Bond Index. The Fund does not necessarily invest in all of the bonds in the index, or in the same weightings. The Fund may invest in bonds not included in the Aggregate Bond Index which are selected to reflect characteristics such as maturity, duration, or credit quality similar to the Aggregate Bond Index. The Fund also may trade securities in segments of the portfolio to the extent necessary to closely mirror the duration of corresponding segments of the Index. As a result, the Fund may have different levels of interest rate, credit or prepayment risks from the levels of risks in the index. In addition, the Fund may have a higher portfolio turnover rate than that of other “index” funds.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund's investments to decline significantly. Currently, interest rates are at or near historic lows. The interest earned on the Fund's investments in fixed-income securities may decline when prevailing interest rates fall. Declines in interest rates increase the likelihood that debt
Summary Prospectus February 28, 2022

Nationwide Bond Index Fund

obligations will be pre-paid, which, in turn, increases these risks. Very low or negative interest rates may impact the yield of the Fund's investments in fixed-income securities and may increase the risk that, if followed by rising interest rates, the Fund's performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments in fixed-income securities may not keep pace with inflation. Recent and potential future changes in government policy may affect interest rates.
Credit risk - a bond issuer may default if it is unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the market price of a bond.
Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.
Market risk – the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. This may be due to numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.
The global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, affecting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate the other risks that apply to the Fund and could negatively affect Fund performance and the value of your investment in the Fund. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance.
Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.
Mortgage-backed securities risk– mortgage-backed securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements.
U.S. government securities risk – not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Even if a security is backed by the U.S. Treasury or the full faith and credit of the United States, such guarantee applies only to the timely payment of interest and principal. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of U.S. government securities. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.
Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities.
Delayed-delivery risk – the risk that the security the Fund buys will lose value prior to its delivery or that the seller will not meet its obligation. If this happens, the Fund will lose the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund’s performance, and may result in higher taxes when Fund shares are held in a taxable account.
Summary Prospectus February 28, 2022

Nationwide Bond Index Fund

Redemptions risk – the Fund may be an investment option for other mutual funds that are managed as “funds-of-funds.” As a result, from time to time, the Fund may experience relatively large redemptions or investments. Large or continuous redemptions may increase the Fund’s transaction costs and could cause the Fund’s operating expenses to be allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. If funds-of-funds or other large shareholders redeem large amounts of shares rapidly or unexpectedly, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which could negatively impact the Fund’s net asset value and liquidity.
Selection risk – selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Annual Total Returns– Class A Shares
(Years Ended December 31,)

Highest Quarter:	2.92%	–	1Q 2016
Lowest Quarter:	-3.52%	–	1Q 2021
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance returns for Class A shares reflect a front-end sales charge of 4.25% that applied through October 28, 2013, after which it was reduced to 2.25%.
The inception date for Institutional Service Class shares is December 6, 2016. Pre-inception historical performance for Institutional Service Class shares is based on the previous performance of Class R6 shares. Performance for Institutional Service Class shares has been adjusted to reflect that share class’s higher expenses than those of the Fund’s Class R6 shares.
Class R shares have not commenced operations as of the date of the Prospectus. Pre-inception historical performance for Class R shares is based on the previous performance of Class A shares. Performance for Class R shares has been adjusted to reflect differences in sales charges between classes, but not differing expenses.
Summary Prospectus February 28, 2022

Nationwide Bond Index Fund

Average Annual Total Returns
(For the Periods Ended December 31, 2021)
	1 Year	5 Years	10 Years
Class A Shares– Before Taxes	-4.46%	2.36%	1.76%
Class A Shares– After Taxes on Distributions	-5.41%	1.46%	0.75%
Class A Shares– After Taxes on Distributions and Sales of Shares	-2.40%	1.44%	0.94%
Class C Shares– Before Taxes	-3.94%	2.14%	1.53%
Class R Shares– Before Taxes	-2.28%	2.83%	2.20%
Class R6 Shares– Before Taxes	-1.87%	3.26%	2.62%
Institutional Service Class Shares– Before Taxes	-2.12%	3.03%	2.38%
Bloomberg U.S. Aggregate Bond Index (The Index does not pay sales charges, fees, expenses or taxes.)	-1.54%	3.57%	2.90%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
BlackRock Investment Management, LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
James Mauro	Managing Director and Portfolio Manager	Since 2021
Karen Uyehara	Managing Director and Portfolio Manager	Since 2011
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
* Provided each monthly purchase is at least $50

Minimum Additional Investment Class A, Class C: $100 Class R, Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201- 0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Summary Prospectus February 28, 2022

Nationwide Bond Index Fund

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Summary Prospectus February 28, 2022

Nationwide Bond Index Fund